Revenues (Details) - Schedule of changes in deferred revenue - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Schedule Of Changes In Deferred Revenue Abstract
Deferred revenue	$ 65,111,000	$ 65,111,000		$ 66,897,000
Deferred revenues - long-term	16,899,000	16,899,000	$ 19,062,000
Revenue recognized	9,300,000	38,800,000
Remaining performance obligations	94,600,000	94,600,000
Expected remaining performance obligations recognized during next 12 months	69,000,000.0	69,000,000.0
Expected remaining performance obligations recognized subsequent to next 12 months and thereafter	13,200,000	13,200,000
Expected remaining performance obligations recognized remainder thereafter	12,400,000	12,400,000
Deferred sales commissions	$ 7,900,000	$ 7,900,000	$ 8,800,000